Taxes (Details) - Schedule of Expiration of Carry Forward Operating Loss	Jun. 30, 2023 USD ($)
Schedule of Expiration of Carry Forward Operating Loss [Abstract]
2023	$ 5,148
2024	502,110
2025	159,545
2026	12,384
2027	5,109,048
2028	3,308,119
Total	$ 9,096,354